GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 120.6%
COMMON STOCKS — 120.6%
Automobiles & Components — 2.3%
Adient PLC (Ireland)*	8,389	$178,266
American Axle & Manufacturing Holdings, Inc.*	90,411	972,822
BorgWarner, Inc.†	77,613	3,366,852
Fiat Chrysler Automobiles NV (Netherlands)	110,974	1,630,208
Ford Motor Co.†	352,707	3,280,175
Garrett Motion, Inc.*	7,008	70,010
General Motors Co.†	149,802	5,482,753
Gentherm, Inc.*	6,335	281,211
Harley-Davidson, Inc.	19,920	740,825
LCI Industries	1,769	189,513
Magna International, Inc. (Canada)	20,966	1,149,775
Visteon Corp.*	12,479	1,080,557
Winnebago Industries, Inc.	9,357	495,734

		18,918,701

Capital Goods — 19.6%
3M Co.†	41,294	7,285,088
A.O. Smith Corp.	15,520	739,373
Acuity Brands, Inc.	1,421	196,098
AECOM*	20,062	865,274
Aerojet Rocketdyne Holdings, Inc.*	14,355	655,449
Albany International Corp., Class A	12,641	959,705
Allegion PLC (Ireland)	9,772	1,217,005
AMETEK, Inc.†	32,754	3,266,884
Arconic, Inc.†	118,312	3,640,460
Armstrong World Industries, Inc.	11,119	1,044,852
Atkore International Group, Inc.*	11,875	480,462
AZZ, Inc.	514	23,618
Bloom Energy Corp., Class A*	48,731	364,021
BMC Stock Holdings, Inc.*	38,661	1,109,184
Builders FirstSource, Inc.†*	64,153	1,630,128
Carlisle Cos., Inc.	14,241	2,304,763
Caterpillar, Inc.†	40,796	6,024,753
Columbus McKinnon Corp.	798	31,944
Continental Building Products, Inc.†*	23,877	869,839
CSW Industrials, Inc.	18	1,386
Cummins, Inc.†	24,959	4,466,663
Curtiss-Wright Corp.	5,640	794,620
Dover Corp.	21,054	2,426,684
Eaton Corp. PLC (Ireland)†	62,769	5,945,480
EMCOR Group, Inc.	11,928	1,029,386

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Emerson Electric Co.†	89,693	$6,839,988
Flowserve Corp.†	13,988	696,183
Fortune Brands Home & Security, Inc.	10,720	700,445
Foundation Building Materials, Inc.*	16,449	318,288
Gardner Denver Holdings, Inc.†*	61,270	2,247,384
General Dynamics Corp.	2,253	397,317
Gibraltar Industries, Inc.*	7,728	389,800
GMS, Inc.*	38,890	1,053,141
Gorman-Rupp Co. (The)	74	2,775
GrafTech International Ltd.†	126,851	1,474,009
Great Lakes Dredge & Dock Corp.*	20,146	228,254
Griffon Corp.	1,950	39,644
HD Supply Holdings, Inc.*	12,643	508,501
HEICO Corp.	4,862	554,997
Herc Holdings, Inc.*	17,149	839,272
Hexcel Corp.	8,906	652,899
Honeywell International, Inc.†	37,934	6,714,318
Hubbell, Inc.†	14,441	2,134,669
IDEX Corp.	10,457	1,798,604
Illinois Tool Works, Inc.†	30,212	5,426,982
Ingersoll-Rand PLC (Ireland)†	30,498	4,053,794
ITT, Inc.	5,009	370,215
Jacobs Engineering Group, Inc.†	35,509	3,189,774
Johnson Controls International PLC (Ireland)†	125,823	5,122,254
Kaman Corp.	4,661	307,253
L3Harris Technologies, Inc.†	11,712	2,317,453
Lockheed Martin Corp.†	16,864	6,566,504
Manitowoc Co., Inc. (The)*	39,233	686,578
Masco Corp.†	77,696	3,728,631
MasTec, Inc.*	51,585	3,309,694
Meritor, Inc.*	7,931	207,713
MRC Global, Inc.†*	79,203	1,080,329
Mueller Industries, Inc.	6,834	216,980
Navistar International Corp.†*	54,213	1,568,924
Northrop Grumman Corp.†	15,140	5,207,706
NOW, Inc.*	61,486	691,103
Oshkosh Corp.	6,134	580,583
Owens Corning	4,063	264,583
PACCAR, Inc.	7,570	598,787
Parker-Hannifin Corp.†	14,156	2,913,588
Pentair PLC (Ireland)	5,265	241,506
Powell Industries, Inc.	255	12,492

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanex Building Products Corp.	1,012	$17,285
Raytheon Co.	15,681	3,445,743
Regal Beloit Corp.†	18,764	1,606,386
Rexnord Corp.†*	31,382	1,023,681
Rockwell Automation, Inc.	13,872	2,811,438
Simpson Manufacturing Co., Inc.	10,718	859,905
SiteOne Landscape Supply, Inc.*	13,082	1,185,883
Snap-on, Inc.	10,107	1,712,126
Spirit AeroSystems Holdings, Inc., Class A†	10,219	744,761
SPX Corp.*	17,866	909,022
SPX FLOW, Inc.†*	35,180	1,719,247
Stanley Black & Decker, Inc.†	14,183	2,350,690
Tennant Co.	292	22,753
Terex Corp.	21,942	653,433
Thermon Group Holdings, Inc.*	1,414	37,895
Timken Co. (The)†	25,646	1,444,126
TransDigm Group, Inc.	5,624	3,149,440
Triumph Group, Inc.	10,672	269,681
United Rentals, Inc.*	17,680	2,948,494
United Technologies Corp.†	45,822	6,862,303
Universal Forest Products, Inc.	20,638	984,433
Valmont Industries, Inc.	2,371	355,128
Wabash National Corp.	31,467	462,250
WABCO Holdings, Inc.*	1,944	263,412
Watts Water Technologies, Inc., Class A	3,698	368,912
Welbilt, Inc.*	389	6,072
Wesco Aircraft Holdings, Inc.*	11,486	126,576
Westinghouse Air Brake Technologies Corp.	19,949	1,552,032
Woodward, Inc.	723	85,632
Xylem, Inc.	4,160	327,766

		161,933,538

Commercial & Professional Services — 2.6%
ABM Industries, Inc.	7,090	267,364
ASGN, Inc.*	7,152	507,577
Barrett Business Services, Inc.	31	2,804
Brady Corp., Class A	3,238	185,408
CBIZ, Inc.*	444	11,970
Cimpress PLC (Ireland)*	3,228	405,986
Cintas Corp.†	16,878	4,541,532
Clean Harbors, Inc.*	11,834	1,014,766
Deluxe Corp.†	19,954	996,104

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Ennis, Inc.	179	$3,875
FTI Consulting, Inc.†*	8,333	922,130
Herman Miller, Inc.	15,012	625,250
Huron Consulting Group, Inc.*	233	16,012
Kforce, Inc.	285	11,314
Kimball International, Inc., Class B	829	17,135
Knoll, Inc.	605	15,282
ManpowerGroup, Inc.†	30,664	2,977,474
Nielsen Holdings PLC (United Kingdom)	31,401	637,440
Pitney Bowes, Inc.	1,445	5,823
Republic Services, Inc.†	8,531	764,634
Robert Half International, Inc.†	34,265	2,163,835
SP Plus Corp.*	5,966	253,137
Stantec, Inc. (Canada)	60	1,698
Steelcase, Inc., Class A	18,952	387,758
Tetra Tech, Inc.	15,361	1,323,504
Thomson Reuters Corp. (Canada)†	18,700	1,338,920
TransUnion	19,185	1,642,428
TriNet Group, Inc.*	3,415	193,323
UniFirst Corp.	2,611	527,370

		21,761,853

Consumer Durables & Apparel — 2.9%
BRP, Inc., sub-voting shares (Canada)	127	5,787
Fossil Group, Inc.*	56,781	447,434
Garmin Ltd. (Switzerland)	2,416	235,705
Hanesbrands, Inc.	51,895	770,641
Installed Building Products, Inc.*	1,798	123,828
Leggett & Platt, Inc.	36,128	1,836,386
Mattel, Inc.†*	163,268	2,212,281
Mohawk Industries, Inc.*	20,274	2,764,968
Newell Brands, Inc.†	125,630	2,414,609
Polaris, Inc.	7,333	745,766
PVH Corp.†	21,215	2,230,757
Ralph Lauren Corp.†	6,831	800,730
Skyline Champion Corp.*	11,355	359,954
Steven Madden Ltd.	7,088	304,855
Tempur Sealy International, Inc.*	2,856	248,643
TopBuild Corp.†*	26,300	2,711,004
Universal Electronics, Inc.*	1,362	71,178
VF Corp.†	30,825	3,072,020
Whirlpool Corp.†	18,797	2,773,121

		24,129,667

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — 3.3%
Aramark	32,760	$1,421,784
BJ’s Restaurants, Inc.	10,008	379,904
Bloomin’ Brands, Inc.†	28,210	622,595
Boyd Gaming Corp.	23,962	717,422
Bright Horizons Family Solutions, Inc.*	451	67,781
Career Education Corp.*	29,608	544,491
Carnival Corp. (Panama)†	31,871	1,620,003
Cheesecake Factory, Inc. (The)	8,692	337,771
Cracker Barrel Old Country Store, Inc.	3,468	533,170
Denny’s Corp.*	709	14,095
Dunkin’ Brands Group, Inc.	7,617	575,388
El Pollo Loco Holdings, Inc.*	192	2,907
Everi Holdings, Inc.*	24,766	332,607
frontdoor, Inc.†*	33,394	1,583,543
Hilton Worldwide Holdings, Inc.†	24,245	2,689,013
International Game Technology PLC (United Kingdom)†	18,700	279,939
Jack in the Box, Inc.	3,851	300,494
Laureate Education, Inc., Class A†*	47,168	830,628
Marriott International, Inc., Class A	1,004	152,036
McDonald’s Corp.	13,758	2,718,718
MGM Resorts International†	72,626	2,416,267
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	31,740	1,853,933
Scientific Games Corp.*	47,158	1,262,891
Starbucks Corp.	1,934	170,037
Strategic Education, Inc.	9,005	1,430,894
WW International, Inc.*	37,499	1,432,837
Wyndham Hotels & Resorts, Inc.	5,026	315,683
Yum! Brands, Inc.†	23,608	2,378,034

		26,984,865

Energy — 8.8%
Antero Resources Corp.*	217,947	621,149
Apache Corp.†	110,674	2,832,148
Cactus, Inc., Class A	20,301	696,730
Callon Petroleum Co.†*	157,862	762,473
Chevron Corp.†	69,583	8,385,447
ConocoPhillips†	106,941	6,954,373
Core Laboratories NV (Netherlands)†	8,871	334,171
Crescent Point Energy Corp. (Canada)†	162,733	727,417
CVR Energy, Inc.	30,304	1,225,191

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Delek US Holdings, Inc.	924	$30,982
Devon Energy Corp.†	107,830	2,800,345
DHT Holdings, Inc. (Marshall Islands)	45,469	376,483
DMC Global, Inc.	9,530	428,278
Dorian LPG Ltd. (Marshall Islands)*	10,933	169,243
Green Plains, Inc.	26,119	403,016
Gulfport Energy Corp.*	77,790	236,482
Halliburton Co.†	95,410	2,334,683
Helmerich & Payne, Inc.†	74,751	3,395,938
HollyFrontier Corp.†	45,678	2,316,331
Kinder Morgan, Inc.†	51,671	1,093,875
Kosmos Energy Ltd.†	162,456	925,999
Marathon Petroleum Corp.†	78,248	4,714,442
Nabors Industries Ltd. (Bermuda)†	1,215,083	3,499,439
National Oilwell Varco, Inc.†	105,831	2,651,067
NexTier Oilfield Solutions, Inc.†*	91,854	615,422
Nordic American Tankers Ltd. (Bermuda)	39,498	194,330
Oceaneering International, Inc.*	30,897	460,674
Oil States International, Inc.*	17,556	286,338
Patterson-UTI Energy, Inc.†	259,169	2,721,274
PDC Energy, Inc.*	54,486	1,425,899
Phillips 66†	80,050	8,918,370
QEP Resources, Inc.†	94,422	424,899
Range Resources Corp.†	336,074	1,629,959
TC Energy Corp. (Canada)	9,665	515,241
TechnipFMC PLC (United Kingdom)†	140,691	3,016,415
Valero Energy Corp.†	50,653	4,743,653

		72,868,176

Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings, Inc.*	15,691	356,813
Costco Wholesale Corp.	3,177	933,784
Ingles Markets, Inc., Class A	396	18,814
Rite Aid Corp.*	16,407	253,816
Sprouts Farmers Market, Inc.†*	35,838	693,465
Sysco Corp.†	47,770	4,086,246
Walgreens Boots Alliance, Inc.†	137,141	8,085,833
Walmart, Inc.†	40,001	4,753,719
Weis Markets, Inc.	819	33,161

		19,215,651

Food, Beverage & Tobacco — 7.3%
Altria Group, Inc.†	119,590	5,968,737
Archer-Daniels-Midland Co.	61,163	2,834,905
Campbell Soup Co.	53,352	2,636,656

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Co. (The)	41,290	$2,285,402
Coca-Cola Consolidated, Inc.	1,505	427,495
Conagra Brands, Inc.†	48,042	1,644,958
Constellation Brands, Inc., Class A	12,743	2,417,984
General Mills, Inc.†	119,832	6,418,202
Hershey Co. (The)†	22,028	3,237,676
JM Smucker Co. (The)	10,490	1,092,324
John B. Sanfilippo & Son, Inc.	3,667	334,724
Kellogg Co.	43,671	3,020,286
Keurig Dr Pepper, Inc.	28,014	811,005
Kraft Heinz Co. (The)†	220,382	7,080,874
McCormick & Co., Inc., non-voting shares	6,607	1,121,406
Molson Coors Beverage Co., Class B	24,672	1,329,821
Mondelez International, Inc., Class A†	70,278	3,870,912
PepsiCo, Inc.†	29,876	4,083,153
Philip Morris International, Inc.†	64,496	5,487,965
Pilgrim’s Pride Corp.*	30,851	1,009,290
Sanderson Farms, Inc.	1,080	190,318
Simply Good Foods Co. (The)*	14,416	411,433
TreeHouse Foods, Inc.*	9,301	451,098
Tyson Foods, Inc., Class A†	19,908	1,812,424
Vector Group Ltd.	35,103	470,029

		60,449,077

Health Care Equipment & Services — 7.0%
ABIOMED, Inc.*	10,977	1,872,566
Allscripts Healthcare Solutions, Inc.†*	156,634	1,537,363
AmerisourceBergen Corp.†	26,217	2,228,969
Cardinal Health, Inc.†	55,966	2,830,760
Centene Corp.†*	38,266	2,405,783
Cigna Corp.	2,733	558,871
CONMED Corp.	9,376	1,048,518
CVS Health Corp.†	109,598	8,142,035
Danaher Corp.†	6,873	1,054,868
DaVita, Inc.†*	57,906	4,344,687
DENTSPLY SIRONA, Inc.†	22,884	1,295,006
Edwards Lifesciences Corp.*	8,273	1,930,008
HCA Healthcare, Inc.	2,433	359,622
HealthEquity, Inc.*	5,720	423,680
Henry Schein, Inc.*	44,508	2,969,574
Hill-Rom Holdings, Inc.†	7,928	900,066
HMS Holdings Corp.†*	74,662	2,209,995

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Humana, Inc.†	6,058	$2,220,378
IDEXX Laboratories, Inc.*	1,695	442,615
Integer Holdings Corp.†*	11,662	937,975
Integra LifeSciences Holdings Corp.*	8,251	480,868
Laboratory Corp. of America Holdings†*	5,231	884,928
Lantheus Holdings, Inc.*	1,404	28,796
Magellan Health, Inc.*	5,674	443,990
Masimo Corp.*	2	316
McKesson Corp.†	7,927	1,096,463
MEDNAX, Inc.*	32,022	889,891
Medtronic PLC (Ireland)	2,822	320,156
Natus Medical, Inc.*	22,983	758,209
NextGen Healthcare, Inc.*	993	15,958
Novocure Ltd. (Jersey)*	23,889	2,013,126
Omnicell, Inc.*	13,468	1,100,605
Patterson Cos., Inc.	235	4,813
Quest Diagnostics, Inc.†	20,826	2,224,009
Simulations Plus, Inc.	88	2,558
STAAR Surgical Co.*	664	23,353
STERIS PLC (Ireland)†	3,039	463,204
Surgery Partners, Inc.*	97	1,519
Teladoc Health, Inc.*	4,063	340,154
Tivity Health, Inc.*	23,981	487,893
Universal Health Services, Inc., Class B†	18,264	2,620,154
Veeva Systems, Inc., Class A†*	16,274	2,289,101
WellCare Health Plans, Inc.*	4,220	1,393,486
West Pharmaceutical Services, Inc.	5,026	755,559

		58,352,448

Household & Personal Products — 1.8%
Church & Dwight Co., Inc.	7,846	551,888
Clorox Co. (The)	3,406	522,957
Colgate-Palmolive Co.†	60,080	4,135,907
Coty, Inc., Class A†	245,839	2,765,689
Edgewell Personal Care Co.*	6,453	199,785
elf Beauty, Inc.*	16,754	270,242
Kimberly-Clark Corp.	26,302	3,617,840
Procter & Gamble Co. (The)†	17,909	2,236,834
Spectrum Brands Holdings, Inc.	10,054	646,372

		14,947,514

Materials — 10.2%
Air Products & Chemicals, Inc.	17,094	4,016,919

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
AK Steel Holding Corp.*	242,484	$797,772
Allegheny Technologies, Inc.*	63,995	1,322,137
Ashland Global Holdings, Inc.	22,432	1,716,721
Avery Dennison Corp.	8,301	1,085,937
Balchem Corp.	158	16,057
Ball Corp.	39,495	2,554,142
Boise Cascade Co.	9,419	344,076
Cabot Corp.	13,350	634,392
Celanese Corp.	17,343	2,135,270
CF Industries Holdings, Inc.†	71,905	3,432,745
Crown Holdings, Inc.*	21,508	1,560,190
Domtar Corp.	6,720	256,973
Dow, Inc.†	20,891	1,143,364
DuPont de Nemours, Inc.†	120,758	7,752,664
Eagle Materials, Inc.†	3,337	302,532
Eastman Chemical Co.†	25,690	2,036,189
Ecolab, Inc.	11,573	2,233,473
Element Solutions, Inc.*	104,965	1,225,991
FMC Corp.	18,736	1,870,228
Forterra, Inc.*	3,081	35,616
Graphic Packaging Holding Co.†	82,107	1,367,082
H.B. Fuller Co.	19,781	1,020,106
Huntsman Corp.	32,327	781,020
Innospec, Inc.†	12,095	1,251,107
International Paper Co.†	69,980	3,222,579
Kaiser Aluminum Corp.	3,718	412,289
Kirkland Lake Gold Ltd. (Canada)	12,718	560,482
Koppers Holdings, Inc.*	10,661	407,463
Kraton Corp.†*	31,363	794,111
Kronos Worldwide, Inc.	54	724
Linde PLC (Ireland)	15,422	3,283,344
LyondellBasell Industries NV, Class A (Netherlands)	45,785	4,325,767
Martin Marietta Materials, Inc.	4,138	1,157,150
Minerals Technologies, Inc.	5,031	289,937
Mosaic Co. (The)	17,464	377,921
Myers Industries, Inc.	134	2,235
Neenah, Inc.	1,940	136,634
NewMarket Corp.	1,926	937,038
Nucor Corp.†	41,705	2,347,157
Packaging Corp. of America†	20,275	2,270,597
PolyOne Corp.	17,883	657,916
PPG Industries, Inc.†	36,718	4,901,486

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Reliance Steel & Aluminum Co.†	30,656	$3,671,363
Royal Gold, Inc.	9,204	1,125,189
RPM International, Inc.	5,298	406,674
Schweitzer-Mauduit International, Inc.	4,614	193,742
Scotts Miracle-Gro Co. (The)	7,341	779,467
Sherwin-Williams Co. (The)	6,987	4,077,194
Summit Materials, Inc., Class A†*	50,899	1,216,486
Trinseo SA (Luxembourg)†	22,630	842,062
Valvoline, Inc.	2,339	50,078
Verso Corp., Class A*	43,937	792,184
Vulcan Materials Co.	5,061	728,733
Westrock Co.	39,270	1,685,076
Wheaton Precious Metals Corp. (Canada)	35,985	1,070,554
Worthington Industries, Inc.	1,466	61,836
Yamana Gold, Inc. (Canada)†	226,734	895,599

		84,573,770

Media & Entertainment — 4.1%
Activision Blizzard, Inc.†	60,151	3,574,173
AMC Entertainment Holdings, Inc., Class A	34,816	252,068
AMC Networks, Inc., Class A*	6,712	265,124
Cable One, Inc.	189	281,321
Cargurus, Inc.*	3,123	109,867
Cars.com, Inc.*	38,444	469,786
Charter Communications, Inc., Class A†*	11,835	5,740,922
Cinemark Holdings, Inc.	14,497	490,723
Comcast Corp., Class A†	112,994	5,081,340
Discovery, Inc., Class A*	35,825	1,172,910
DISH Network Corp., Class A†*	15,706	557,092
EverQuote, Inc., Class A*	9,484	325,775
Fox Corp., Class A†	104,376	3,869,218
Interpublic Group of Cos., Inc. (The)†	50,399	1,164,217
MSG Networks, Inc., Class A*	16,506	287,204
News Corp., Class A	12,594	178,079
Omnicom Group, Inc.	38,665	3,132,638
QuinStreet, Inc.*	17,486	267,711
Take-Two Interactive Software, Inc.*	18,922	2,316,620
TechTarget, Inc.*	142	3,706
TEGNA, Inc.	2,069	34,532
TripAdvisor, Inc.	21,141	642,264
ViacomCBS, Inc., Class B†	78,180	3,281,215

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Yelp, Inc.*	23,781	$828,292

		34,326,797

Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
AbbVie, Inc.†	66,228	5,863,827
Alexion Pharmaceuticals, Inc.†*	50,197	5,428,806
Allergan PLC (Ireland)	310	59,263
Amgen, Inc.†	24,519	5,910,795
Anika Therapeutics, Inc.*	4,821	249,969
Arrowhead Pharmaceuticals, Inc.†*	39,985	2,536,249
Bausch Health Cos, Inc. (Canada)*	33,388	998,969
Biogen, Inc.†*	32,588	9,669,837
Bio-Rad Laboratories, Inc., Class A*	5,220	1,931,557
Bio-Techne Corp.	40	8,780
Bristol-Myers Squibb Co.	138,540	8,892,883
ChemoCentryx, Inc.*	3,871	153,098
Clovis Oncology, Inc.*	41,333	430,897
Coherus Biosciences, Inc.*	28,609	515,105
Corcept Therapeutics, Inc.*	9,084	109,916
Eagle Pharmaceuticals, Inc.*	8,574	515,126
Enanta Pharmaceuticals, Inc.*	10,275	634,790
Exelixis, Inc.†*	29,435	518,645
FibroGen, Inc.*	11,615	498,167
Gilead Sciences, Inc.†	62,086	4,034,348
ImmunoGen, Inc.*	26,489	135,226
Incyte Corp.*	9,504	829,889
Innoviva, Inc.*	26,417	374,065
Ionis Pharmaceuticals, Inc.†*	16,348	987,583
Ironwood Pharmaceuticals, Inc.*	28,467	378,896
Johnson & Johnson†	20,170	2,942,198
Medpace Holdings, Inc.†*	30,083	2,528,777
Merck & Co., Inc.†	29,410	2,674,840
Mylan NV (Netherlands)*	12,253	246,285
Natera, Inc.*	21,783	733,869
Neurocrine Biosciences, Inc.*	4,560	490,154
Pacira BioSciences, Inc.*	7,442	337,123
Pfizer, Inc.	121,138	4,746,187
Portola Pharmaceuticals, Inc.*	9,808	234,215
Provention Bio, Inc.*	906	13,499
QIAGEN NV (Netherlands)*	7,086	239,507
Supernus Pharmaceuticals, Inc.*	25,308	600,306
Thermo Fisher Scientific, Inc.	2	650
United Therapeutics Corp.†*	9,890	871,111
Vanda Pharmaceuticals, Inc.*	44,012	722,237

		69,047,644

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — 8.0%
Aaron’s, Inc.	5,733	$327,412
Advance Auto Parts, Inc.	9,880	1,582,381
American Eagle Outfitters, Inc.	29,097	427,726
Asbury Automotive Group, Inc.*	2,160	241,466
AutoNation, Inc.*	8,005	389,283
AutoZone, Inc.†*	3,353	3,994,463
Best Buy Co., Inc.†	42,802	3,758,016
Big Lots, Inc.	20,186	579,742
Booking Holdings, Inc.*	2,886	5,927,065
Burlington Stores, Inc.*	4,392	1,001,508
Caleres, Inc.	17,835	423,581
Camping World Holdings, Inc., Class A	17,037	251,125
Children’s Place, Inc. (The)	7,826	489,282
Designer Brands, Inc., Class A	2,331	36,690
Dollar General Corp.†	29,695	4,631,826
eBay, Inc.†	128,198	4,629,230
Expedia Group, Inc.	5,700	616,398
Gap, Inc. (The)	39,508	698,501
Genesco, Inc.*	20,552	984,852
Genuine Parts Co.	7,804	829,019
Group 1 Automotive, Inc.†	14,321	1,432,100
Groupon, Inc.*	37,333	89,226
Home Depot, Inc. (The)†	21,828	4,766,799
LKQ Corp.†*	128,770	4,597,089
Lowe’s Cos., Inc.†	16,300	1,952,088
Michaels Cos., Inc. (The)*	58,893	476,444
Murphy USA, Inc.*	1,498	175,266
National Vision Holdings, Inc.*	16,611	538,695
O’Reilly Automotive, Inc.*	600	262,956
Penske Automotive Group, Inc.	862	43,290
Pool Corp.	5,072	1,077,191
Qurate Retail, Inc.*	86,891	732,491
RH*	15,787	3,370,524
Ross Stores, Inc.†	495	57,628
Sally Beauty Holdings, Inc.*	10,094	184,216
Signet Jewelers Ltd. (Bermuda)†	95,341	2,072,713
Sleep Number Corp.*	17,012	837,671
Sonic Automotive, Inc., Class A	14,018	434,558
Stamps.com, Inc.*	8,159	681,440
Target Corp.†	53,221	6,823,464
Tractor Supply Co.	31,326	2,927,102
Zumiez, Inc.*	14,876	513,817

		65,866,334

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 4.8%
Amkor Technology, Inc.†*	50,076	$650,988
Applied Materials, Inc.†	104,978	6,407,857
Brooks Automation, Inc.	9,961	417,964
Cirrus Logic, Inc.*	17,328	1,428,000
Cree, Inc.*	10,300	475,345
Diodes, Inc.†*	30,818	1,737,211
Impinj, Inc.*	15,085	390,098
Intel Corp.†	55,107	3,298,154
KLA Corp.	17,640	3,142,919
Lam Research Corp.†	14,733	4,307,929
Lattice Semiconductor Corp.†*	104,578	2,001,623
Micron Technology, Inc.†*	10,634	571,897
Onto Innovation, Inc.*	8,541	312,088
Qorvo, Inc.†*	49,632	5,768,727
Skyworks Solutions, Inc.	10,970	1,326,054
Synaptics, Inc.*	21,490	1,413,397
Teradyne, Inc.	9,871	673,103
Texas Instruments, Inc.	19,980	2,563,234
Ultra Clean Holdings, Inc.*	19,383	454,919
Universal Display Corp.	12,287	2,531,982

		39,873,489

Software & Services — 8.6%
Accenture PLC, Class A (Ireland)†	25,506	5,370,799
Alarm.com Holdings, Inc.*	16,567	711,884
Alliance Data Systems Corp.†	12,059	1,353,020
Alteryx, Inc., Class A*	8,236	824,177
Amdocs, Ltd. (Guernsey)	5,538	399,788
Appfolio, Inc., Class A*	1,702	187,135
Aspen Technology, Inc.†*	24,769	2,995,315
Automatic Data Processing, Inc.†	2,911	496,326
Blackbaud, Inc.	11,238	894,545
Broadridge Financial Solutions, Inc.†	22,278	2,752,224
CACI International, Inc., Class A*	3,853	963,211
Cadence Design Systems, Inc.†*	5,091	353,112
CommVault Systems, Inc.*	11,365	507,334
CSG Systems International, Inc.	8,992	465,606
Digital Turbine, Inc.*	38,698	275,917
Fair Isaac Corp.†*	2,667	999,272
Fidelity National Information Services, Inc.	1,516	210,860
FleetCor Technologies, Inc.†*	12,311	3,542,121
Fortinet, Inc.*	2,152	229,748
Gartner, Inc.*	144	22,190
Global Payments, Inc.	2,786	508,612

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Globant SA (Luxembourg)†*	5,059	$536,507
GoDaddy, Inc., Class A*	21,755	1,477,600
International Business Machines Corp.†	37,429	5,016,983
j2 Global, Inc.	492	46,105
Jack Henry & Associates, Inc.	5,882	856,831
Leidos Holdings, Inc.†	29,467	2,884,525
Manhattan Associates, Inc.*	8,621	687,525
ManTech International Corp., Class A	5,108	408,027
Microsoft Corp.†	16,238	2,560,733
Model N, Inc.*	6,119	214,593
NIC, Inc.	5,542	123,864
NortonLifeLock, Inc.†	10,968	279,903
Nuance Communications, Inc.†*	121,341	2,163,510
Open Text Corp. (Canada)†	21,330	940,013
Oracle Corp.†	137,577	7,288,830
Paychex, Inc.†	16,407	1,395,579
Paylocity Holding Corp.†*	8,079	976,105
Perspecta, Inc.	44,693	1,181,683
Progress Software Corp.	12,096	502,589
Qualys, Inc.†*	27,370	2,281,837
Sabre Corp.	38,189	856,961
Science Applications International Corp.	2,140	186,223
SecureWorks Corp., Class A*	271	4,515
SPS Commerce, Inc.*	43,148	2,391,262
Square, Inc., Class A*	51,425	3,217,148
SS&C Technologies Holdings, Inc.	26,729	1,641,161
Synopsys, Inc.*	4,722	657,302
TTEC Holdings, Inc.	1,499	59,390
Verint Systems, Inc.†*	6,896	381,763
VeriSign, Inc.†*	6,326	1,218,894
Visa, Inc., Class A	7,535	1,415,826
Western Union Co. (The)†	112,280	3,006,858

		70,923,841

Technology Hardware & Equipment — 9.2%
Amphenol Corp., Class A†	18,802	2,034,940
Anixter International, Inc.*	3,003	276,576
Apple, Inc.†	50,381	14,794,381
Arista Networks, Inc.*	8,713	1,772,224
Avnet, Inc.	28,921	1,227,407
Badger Meter, Inc.	7,199	467,431
Belden, Inc.†	13,577	746,735

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
CDW Corp.	6,999	$999,737
Ciena Corp.*	43,479	1,856,119
Cisco Systems, Inc.†	179,465	8,607,141
Coherent, Inc.*	925	153,874
Comtech Telecommunications Corp.	1,597	56,678
Diebold Nixdorf, Inc.†*	157,424	1,662,397
Dolby Laboratories, Inc., Class A	2,202	151,498
EchoStar Corp., Class A†*	41,883	1,813,953
ePlus, Inc.*	19	1,602
F5 Networks, Inc.†*	15,202	2,122,959
FLIR Systems, Inc.	260	13,538
Hewlett Packard Enterprise Co.†	248,774	3,945,556
HP, Inc.†	187,525	3,853,639
Itron, Inc.*	5,758	483,384
Jabil, Inc.	8,385	346,552
Juniper Networks, Inc.†	64,938	1,599,423
KEMET Corp.	6,993	189,161
Keysight Technologies, Inc.†*	23,967	2,459,733
Lumentum Holdings, Inc.*	9,918	786,497
Methode Electronics, Inc.	2,263	89,049
Motorola Solutions, Inc.†	29,583	4,767,005
NCR Corp.*	51,025	1,794,039
NetApp, Inc.†	43,877	2,731,343
OSI Systems, Inc.*	13,616	1,371,676
Rogers Corp.*	3,305	412,233
Seagate Technology PLC (Ireland)†	1,708	101,626
SYNNEX Corp.	701	90,289
TE Connectivity Ltd. (Switzerland)†	45,767	4,386,309
Tech Data Corp.*	7,308	1,049,429
TTM Technologies, Inc.*	1,146	17,247
Viavi Solutions, Inc.*	22,149	332,235
Vishay Intertechnology, Inc.†	56,662	1,206,334
Xerox Holdings Corp.†	132,748	4,894,419
Zebra Technologies Corp., Class A†*	1,960	500,662

		76,167,030

Telecommunication Services — 2.0%
AT&T, Inc.†	180,510	7,054,331
BCE, Inc. (Canada)	2,222	102,990
CenturyLink, Inc.†	168,654	2,227,919
Intelsat SA (Luxembourg)*	42,625	299,654
Iridium Communications, Inc.*	22,012	542,376
Verizon Communications, Inc.†	99,448	6,106,107

		16,333,377

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — 6.4%
Alaska Air Group, Inc.	30,913	$2,094,356
American Airlines Group, Inc.†	84,582	2,425,812
ArcBest Corp.	34,487	951,841
CH Robinson Worldwide, Inc.	27,241	2,130,246
CSX Corp.†	81,137	5,871,073
Delta Air Lines, Inc.†	95,344	5,575,717
Echo Global Logistics, Inc.*	29,612	612,968
Expeditors International of Washington, Inc.†	37,761	2,946,113
Hub Group, Inc., Class A†*	14,726	755,297
JB Hunt Transport Services, Inc.	19,161	2,237,622
JetBlue Airways Corp.†*	115,090	2,154,485
Kansas City Southern†	20,367	3,119,410
Landstar System, Inc.	12,577	1,432,143
Marten Transport Ltd.	7,156	153,782
Norfolk Southern Corp.†	16,489	3,201,010
Old Dominion Freight Line, Inc.	6,355	1,206,052
Schneider National, Inc., Class B	33,163	723,617
Southwest Airlines Co.†	123,591	6,671,442
Union Pacific Corp.†	10,642	1,923,967
United Airlines Holdings, Inc.†*	52,602	4,633,710
United Parcel Service, Inc., Class B	2,452	287,031
XPO Logistics, Inc.*	24,460	1,949,462

		53,057,156

Utilities — 1.1%
CMS Energy Corp.	12,945	813,464
Evergy, Inc.	28,637	1,863,982
NRG Energy, Inc.†	47,959	1,906,370
OGE Energy Corp.	8,799	391,292
Ormat Technologies, Inc.	2,269	169,086
Sempra Energy	5,513	835,109
Southern Co. (The)	48,166	3,068,174
Vistra Energy Corp.	3,988	91,684

		9,139,161

TOTAL COMMON STOCKS (Cost $871,649,125)		998,870,089

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	785	$804

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		804

TOTAL LONG POSITIONS - 120.6%		998,870,893

(Cost $871,649,910)

	Number of Shares

SHORT POSITIONS — (60.6)%
COMMON STOCKS — (60.6)%
Automobiles & Components — (1.0)%
Cooper Tire & Rubber Co.	(20,627)	(593,026)
Dana, Inc.	(58,332)	(1,061,642)
Delphi Technologies PLC (Jersey)*	(65,606)	(841,725)
Dorman Products, Inc.*	(17,064)	(1,292,086)
Fox Factory Holding Corp.*	(25,053)	(1,742,937)
Goodyear Tire & Rubber Co. (The)	(59,295)	(922,334)
Standard Motor Products, Inc.	(8,395)	(446,782)
Tenneco, Inc., Class A	(49,358)	(646,590)
Thor Industries, Inc.	(8,347)	(620,099)

		(8,167,221)

Capital Goods — (5.1)%
AAON, Inc.	(15,993)	(790,214)
AAR Corp.	(13,071)	(589,502)
Actuant Corp., Class A	(7,095)	(184,683)
Advanced Drainage Systems, Inc.	(8,625)	(334,995)
AGCO Corp.	(7,784)	(601,314)
Alamo Group, Inc.	(2,455)	(308,225)
Allison Transmission Holdings, Inc.	(40,372)	(1,950,775)
Ameresco, Inc., Class A*	(1,327)	(23,222)
Arcosa, Inc.	(5,281)	(235,269)
Argan, Inc.	(24,273)	(974,318)
Astec Industries, Inc.	(13,481)	(566,202)
Beacon Roofing Supply, Inc.*	(27,434)	(877,339)
Boeing Co. (The)	(1,356)	(441,731)
Chart Industries, Inc.*	(15,042)	(1,015,185)
Colfax Corp.*	(8,759)	(318,652)
Comfort Systems USA, Inc.	(7,714)	(384,543)
Construction Partners, Inc., Class A*	(1,394)	(23,517)
Cubic Corp.	(4,081)	(259,429)
Dycom Industries, Inc.*	(7,009)	(330,474)
Energy Recovery, Inc.*	(283)	(2,771)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnerSys.	(29,706)	$(2,222,900)
ESCO Technologies, Inc.	(8,089)	(748,232)
Evoqua Water Technologies Corp.*	(72,408)	(1,372,132)
Federal Signal Corp.	(24,493)	(789,899)
Fluor Corp.	(8,711)	(164,464)
Generac Holdings, Inc.*	(7,282)	(732,496)
Graco, Inc.	(7,722)	(401,544)
Harsco Corp.*	(23,592)	(542,852)
Helios Technologies, Inc.	(5,713)	(264,112)
Huntington Ingalls Industries, Inc.	(8,108)	(2,034,135)
Hyster-Yale Materials Handling, Inc.	(8,737)	(515,134)
JELD-WEN Holding, Inc.*	(15,967)	(373,788)
John Bean Technologies Corp.	(3,009)	(338,994)
Kadant, Inc.	(2,936)	(309,278)
Kratos Defense & Security Solutions, Inc.*	(22,985)	(413,960)
Lennox International, Inc.	(5,555)	(1,355,253)
Lincoln Electric Holdings, Inc.	(3,577)	(346,003)
Lindsay Corp.	(6,391)	(613,472)
Mercury Systems, Inc.*	(6,817)	(471,123)
Middleby Corp. (The)*	(2,073)	(227,035)
Moog, Inc., Class A	(6,927)	(591,081)
Mueller Water Products, Inc., Class A	(140,479)	(1,682,938)
Nordson Corp.	(7,103)	(1,156,653)
NV5 Global, Inc.*	(7,107)	(358,548)
Omega Flex, Inc.	(28)	(3,004)
PGT Innovations, Inc.*	(30,765)	(458,706)
Primoris Services Corp.	(19,434)	(432,212)
Proto Labs, Inc.*	(2,258)	(229,300)
Quanta Services, Inc.	(32,255)	(1,313,101)
Raven Industries, Inc.	(14,031)	(483,508)
RBC Bearings, Inc.*	(3,184)	(504,155)
Resideo Technologies, Inc.*	(84,877)	(1,012,583)
REV Group, Inc.	(44,732)	(547,072)
Rush Enterprises, Inc., Class A	(11,566)	(537,819)
Sensata Technologies Holding PLC (United Kingdom)*	(9,150)	(492,910)
Sunrun, Inc.*	(147,240)	(2,033,384)
Systemax, Inc.	(438)	(11,020)
Toro Co. (The)	(17,435)	(1,389,046)
Trex Co., Inc.*	(10,916)	(981,130)
Univar Solutions, Inc.*	(35,004)	(848,497)
Vicor Corp.*	(6,960)	(325,171)
Vivint Solar, Inc.*	(102,450)	(743,787)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Watsco, Inc.	(3,435)	$(618,815)
WESCO International, Inc.*	(16,656)	(989,200)
WillScot Corp.*	(11,553)	(213,615)

		(42,406,421)

Commercial & Professional Services — (1.2)%
Advanced Disposal Services, Inc.*	(12,687)	(417,022)
Casella Waste Systems, Inc., Class A*	(35,207)	(1,620,578)
Covanta Holding Corp.	(29,887)	(443,523)
Exponent, Inc.	(4,116)	(284,045)
Forrester Research, Inc.	(1,033)	(43,076)
HNI Corp.	(10,333)	(387,074)
ICF International, Inc.	(4,194)	(384,254)
Insperity, Inc.	(15,020)	(1,292,321)
Interface, Inc.	(10,264)	(170,280)
Korn Ferry	(10,847)	(459,913)
MSA Safety, Inc.	(10,959)	(1,384,779)
Rollins, Inc.	(24,345)	(807,280)
Team, Inc.*	(34,917)	(557,624)
Upwork, Inc.*	(24,022)	(256,315)
US Ecology, Inc.	(18,409)	(1,066,065)
Viad Corp.	(6,560)	(442,800)

		(10,016,949)

Consumer Durables & Apparel — (3.7)%
Callaway Golf Co.	(57,078)	(1,210,054)
Canada Goose Holdings, Inc. (Canada)*	(35,225)	(1,276,554)
Capri Holdings Ltd. (British Virgin Islands)*	(60,589)	(2,311,470)
Carter’s, Inc.	(249)	(27,226)
Columbia Sportswear Co.	(19,872)	(1,990,976)
Deckers Outdoor Corp.*	(16,268)	(2,747,014)
G-III Apparel Group Ltd.*	(17,744)	(594,424)
Gildan Activewear, Inc. (Canada)	(31,503)	(930,284)
GoPro, Inc., Class A*	(249,685)	(1,083,633)
Helen of Troy Ltd. (Bermuda)*	(5,700)	(1,024,803)
iRobot Corp.*	(75,735)	(3,834,463)
Kontoor Brands, Inc.	(1,738)	(72,979)
Levi Strauss & Co., Class A	(58,773)	(1,133,731)
Lululemon Athletica, Inc.*	(15,897)	(3,682,858)
NIKE, Inc., Class B	(12,207)	(1,236,691)
Skechers U.S.A., Inc., Class A*	(3,182)	(137,431)
Sonos, Inc.*	(55,724)	(870,409)
Sturm Ruger & Co., Inc.	(10,790)	(507,454)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Under Armour, Inc., Class C*	(18,906)	$(362,617)
Wolverine World Wide, Inc.	(102,684)	(3,464,558)
YETI Holdings, Inc.*	(58,312)	(2,028,091)

		(30,527,720)

Consumer Services — (2.2)%
Brinker International, Inc.	(39,963)	(1,678,446)
Choice Hotels International, Inc.	(1,078)	(111,498)
Dave & Buster’s Entertainment, Inc.	(19,708)	(791,670)
Graham Holdings Co., Class B	(1,084)	(692,665)
Grand Canyon Education, Inc.*	(7,465)	(715,072)
Houghton Mifflin Harcourt Co.*	(54,445)	(340,281)
K12, Inc.*	(16,260)	(330,891)
Lindblad Expeditions Holdings, Inc.*	(814)	(13,309)
Monarch Casino & Resort, Inc.*	(9,420)	(457,341)
OneSpaWorld Holdings Ltd. (Bahamas)*	(47,483)	(799,614)
Papa John’s International, Inc.	(8,128)	(513,283)
Red Rock Resorts, Inc., Class A	(23,064)	(552,383)
Regis Corp.*	(26,979)	(482,115)
Royal Caribbean Cruises Ltd. (Liberia)	(3,826)	(510,809)
Shake Shack, Inc., Class A*	(23,889)	(1,423,068)
Stars Group, Inc. (The) (Canada)*	(94,238)	(2,458,669)
Vail Resorts, Inc.	(9,387)	(2,251,284)
Wingstop, Inc.	(37,921)	(3,269,928)
Wynn Resorts Ltd.	(4,454)	(618,527)

		(18,010,853)

Energy — (5.5)%
Apergy Corp.*	(1,075)	(36,314)
Archrock, Inc.	(36,951)	(370,988)
Cameco Corp. (Canada)	(58,588)	(521,433)
Canadian Natural Resources Ltd. (Canada)	(19,832)	(641,565)
Centennial Resource Development, Inc., Class A*	(580,706)	(2,682,862)
Chesapeake Energy Corp.*	(1,184,576)	(977,986)
Cimarex Energy Co.	(16,766)	(880,047)
CNX Resources Corp.*	(38,709)	(342,575)
Concho Resources, Inc.	(13,269)	(1,161,966)
Diamond Offshore Drilling, Inc.*	(267,002)	(1,919,744)
Diamondback Energy, Inc.	(47,723)	(4,431,558)
Enbridge, Inc. (Canada)	(19,315)	(768,158)
Encana Corp. (Canada)	(183,340)	(859,865)
Enerplus Corp. (Canada)	(7,188)	(51,251)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Equitrans Midstream Corp.	(234,440)	$(3,132,118)
Hess Corp.	(22,402)	(1,496,678)
Jagged Peak Energy, Inc.*	(92,433)	(784,756)
Laredo Petroleum, Inc.*	(102,969)	(295,521)
Magnolia Oil & Gas Corp., Class A*	(19,267)	(242,379)
Murphy Oil Corp.	(12,149)	(325,593)
National Energy Services Reunited Corp. (British Virgin Islands)*	(2,881)	(26,275)
Noble Energy, Inc.	(25,718)	(638,835)
Northern Oil and Gas, Inc.*	(268,788)	(628,964)
Oasis Petroleum, Inc.*	(318,194)	(1,037,312)
Occidental Petroleum Corp.	(84,872)	(3,497,575)
ONEOK, Inc.	(19,855)	(1,502,428)
Par Pacific Holdings, Inc.*	(48,302)	(1,122,538)
Pembina Pipeline Corp. (Canada)	(9,765)	(361,891)
ProPetro Holding Corp.*	(37,300)	(419,625)
Renewable Energy Group, Inc.*	(46,433)	(1,251,369)
RPC, Inc.	(165,449)	(866,953)
SFL Corp. Ltd. (Bermuda)	(92,290)	(1,341,897)
SM Energy Co.	(32,148)	(361,344)
Solaris Oilfield Infrastructure, Inc., Class A	(44,873)	(628,222)
Southwestern Energy Co.*	(860,002)	(2,081,205)
Talos Energy, Inc.*	(7,350)	(221,602)
Targa Resources Corp.	(47,081)	(1,922,317)
Valaris PLC (United Kingdom)	(479,346)	(3,144,510)
W&T Offshore, Inc.*	(67,192)	(373,588)
Whiting Petroleum Corp.*	(125,545)	(921,500)
Williams Cos., Inc. (The)	(42,165)	(1,000,154)

		(45,273,461)

Food & Staples Retailing — (0.5)%
Casey’s General Stores, Inc.	(1,451)	(230,694)
Chefs’ Warehouse, Inc. (The)*	(4,435)	(169,018)
Performance Food Group Co.*	(18,264)	(940,231)
PriceSmart, Inc.	(10,301)	(731,577)
United Natural Foods, Inc.*	(21,653)	(189,680)
US Foods Holding Corp.*	(43,185)	(1,809,020)

		(4,070,220)

Food, Beverage & Tobacco — (1.7)%
B&G Foods, Inc.	(71,038)	(1,273,711)
Boston Beer Co., Inc. (The), Class A*	(5,073)	(1,916,833)
Brown-Forman Corp., Class B	(42,796)	(2,893,010)
Calavo Growers, Inc.	(4,179)	(378,576)
Cott Corp. (Canada)	(103,953)	(1,422,077)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Darling Ingredients, Inc.*	(28,030)	$(787,082)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(5,211)	(182,281)
Freshpet, Inc.*	(32,082)	(1,895,725)
Hain Celestial Group, Inc. (The)*	(33,882)	(879,407)
Hormel Foods Corp.	(14,209)	(640,968)
J&J Snack Foods Corp.	(1,563)	(288,014)
MGP Ingredients, Inc.	(18,112)	(877,526)
National Beverage Corp.*	(8,557)	(436,578)
Primo Water Corp.*	(40,788)	(457,845)
Universal Corp.	(1,130)	(64,478)

		(14,394,111)

Health Care Equipment & Services — (4.1)%
Acadia Healthcare Co., Inc.*	(13,387)	(444,716)
Addus HomeCare Corp.*	(17,852)	(1,735,571)
Align Technology, Inc.*	(2,226)	(621,143)
Amedisys, Inc.*	(4,561)	(761,322)
AtriCure, Inc.*	(18,858)	(613,074)
Avanos Medical, Inc.*	(29,869)	(1,006,585)
Axogen, Inc.*	(46,712)	(835,678)
BioTelemetry, Inc.*	(7,247)	(335,536)
Boston Scientific Corp.*	(52,669)	(2,381,692)
Brookdale Senior Living, Inc.*	(39,452)	(286,816)
Cantel Medical Corp.	(38,292)	(2,714,903)
Cardiovascular Systems, Inc.*	(9,066)	(440,517)
Cerus Corp.*	(24,461)	(103,225)
Cooper Cos., Inc. (The)	(7,157)	(2,299,473)
CorVel Corp.*	(489)	(42,719)
Covetrus, Inc.*	(19,320)	(255,024)
Encompass Health Corp.	(41,359)	(2,864,938)
Ensign Group, Inc. (The)	(16,545)	(750,647)
Evolent Health, Inc., Class A*	(95,117)	(860,809)
Glaukos Corp.*	(23,000)	(1,252,810)
Globus Medical, Inc., Class A*	(17,564)	(1,034,168)
Hologic, Inc.*	(4,774)	(249,251)
ICU Medical, Inc.*	(3,965)	(741,931)
Inogen, Inc.*	(5,395)	(368,640)
Inspire Medical Systems, Inc.*	(11,096)	(823,434)
iRhythm Technologies, Inc.*	(15,033)	(1,023,597)
LHC Group, Inc.*	(7,660)	(1,055,242)
Merit Medical Systems, Inc.*	(73,544)	(2,296,044)
Nevro Corp.*	(3,453)	(405,866)
PetIQ, Inc.*	(40,149)	(1,005,732)
Quidel Corp.*	(206)	(15,456)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
RadNet, Inc.*	(39,957)	$(811,127)
SI-BONE, Inc.*	(109)	(2,344)
Tabula Rasa HealthCare, Inc.*	(18,287)	(890,211)
Tenet Healthcare Corp.*	(19,317)	(734,626)
US Physical Therapy, Inc.	(7,708)	(881,410)
Varian Medical Systems, Inc.*	(1,599)	(227,074)
Vocera Communications, Inc.*	(44,098)	(915,474)
Wright Medical Group NV (Netherlands)*	(7,833)	(238,750)

		(34,327,575)

Household & Personal Products — (0.7)%
BellRing Brands, Inc., Class A*	(2,253)	(47,966)
Central Garden & Pet Co., Class A*	(24,269)	(712,538)
Energizer Holdings, Inc.	(42,381)	(2,128,374)
Estee Lauder Cos., Inc. (The), Class A	(12,427)	(2,566,673)
WD-40 Co.	(3,347)	(649,787)

		(6,105,338)

Materials — (6.0)%
A. Schulman, Inc. CVR(a)*	(6,743)	(3,527)
AdvanSix, Inc.*	(1,899)	(37,904)
Albemarle Corp.	(16,125)	(1,177,770)
Barrick Gold Corp. (Canada)	(288,696)	(5,366,859)
Berry Global Group, Inc.*	(50,580)	(2,402,044)
Cleveland-Cliffs, Inc.	(483,769)	(4,063,660)
Compass Minerals International, Inc.	(6,153)	(375,087)
Corteva, Inc.	(65,423)	(1,933,904)
Fortuna Silver Mines, Inc. (Canada)*	(276,553)	(1,128,336)
Franco-Nevada Corp. (Canada)	(3,754)	(387,788)
Freeport-McMoRan, Inc.	(350,709)	(4,601,302)
GCP Applied Technologies, Inc.*	(21,242)	(482,406)
Greif, Inc., Class A	(7,019)	(310,240)
Hecla Mining Co.	(776,419)	(2,632,060)
Hudbay Minerals, Inc. (Canada)	(8,101)	(33,619)
IAMGOLD Corp. (Canada)*	(72,733)	(271,294)
Ingevity Corp.*	(3,782)	(330,471)
Innophos Holdings, Inc.	(8,357)	(267,257)
Livent Corp.*	(108,747)	(929,787)
Louisiana-Pacific Corp.	(197,597)	(5,862,703)
Methanex Corp. (Canada)	(15,804)	(610,509)
New Gold, Inc. (Canada)*	(4,393)	(3,866)
Newmont Goldcorp Corp.	(146,511)	(6,365,903)
O-I Glass, Inc.	(101,715)	(1,213,460)
Pan American Silver Corp. (Canada)	(52,433)	(1,242,138)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
PH Glatfelter Co.	(15,766)	$(288,518)
Pretium Resources, Inc. (Canada)*	(573)	(6,378)
Quaker Chemical Corp.	(5,291)	(870,475)
Sealed Air Corp.	(8,212)	(327,084)
SilverCrest Metals, Inc. (Canada)*	(178)	(1,200)
Steel Dynamics, Inc.	(17,031)	(579,735)
Teck Resources Ltd., Class B (Canada)	(66,504)	(1,155,174)
Tronox Holdings PLC, Class A (United Kingdom)	(111,011)	(1,267,746)
United States Steel Corp.	(170,236)	(1,942,393)
Westlake Chemical Corp.	(18,731)	(1,313,980)

		(49,786,577)

Media & Entertainment — (2.6)%
Eventbrite, Inc., Class A*	(18,191)	(366,912)
EW Scripps Co. (The), Class A	(17,774)	(279,230)
Glu Mobile, Inc.*	(119,884)	(725,298)
Gray Television, Inc.*	(43,772)	(938,472)
IAC/InterActiveCorp.*	(5,804)	(1,445,834)
Madison Square Garden Co. (The), Class A*	(8,114)	(2,387,058)
Marcus Corp. (The)	(6,233)	(198,022)
Meredith Corp.	(34,909)	(1,133,495)
Nexstar Media Group, Inc., Class A	(25,817)	(3,027,043)
Sinclair Broadcast Group, Inc., Class A	(60,567)	(2,019,304)
Twitter, Inc.*	(83,410)	(2,673,290)
WideOpenWest, Inc.*	(30,564)	(226,785)
World Wrestling Entertainment, Inc., Class A	(63,149)	(4,096,476)
Zillow Group, Inc., Class C*	(46,396)	(2,131,432)

		(21,648,651)

Pharmaceuticals, Biotechnology & Life Sciences — (4.8)%
Acceleron Pharma, Inc.*	(5,591)	(296,435)
Aerie Pharmaceuticals, Inc.*	(12,448)	(300,868)
Agilent Technologies, Inc.	(22,362)	(1,907,702)
Alector, Inc.*	(588)	(10,131)
Allogene Therapeutics, Inc.*	(16,256)	(422,331)
Amicus Therapeutics, Inc.*	(37,766)	(367,841)
Amphastar Pharmaceuticals, Inc.*	(3,316)	(63,966)
ANI Pharmaceuticals, Inc.*	(7,991)	(492,805)
Arena Pharmaceuticals, Inc.*	(14,739)	(669,445)
ArQule, Inc.*	(59,869)	(1,194,985)
Bluebird Bio, Inc.*	(27,010)	(2,370,128)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Blueprint Medicines Corp.*	(7,616)	$(610,118)
Cara Therapeutics, Inc.*	(10,713)	(172,586)
CareDx, Inc.*	(27,536)	(593,952)
Catalent, Inc.*	(31,094)	(1,750,592)
Codexis, Inc.*	(37,880)	(605,701)
Cronos Group, Inc. (Canada)*	(294,004)	(2,255,011)
Cytokinetics, Inc.*	(5,690)	(60,371)
Denali Therapeutics, Inc.*	(502)	(8,745)
Elanco Animal Health, Inc.*	(102,099)	(3,006,816)
Emergent BioSolutions, Inc.*	(25,619)	(1,382,145)
Esperion Therapeutics, Inc.*	(5,359)	(319,557)
Gossamer Bio, Inc.*	(3,462)	(54,111)
Horizon Therapeutics PLC (Ireland)*	(33,125)	(1,199,125)
Illumina, Inc.*	(3,717)	(1,233,078)
Insmed, Inc.*	(7,458)	(178,097)
Intersect ENT, Inc.*	(19,424)	(483,658)
Intra-Cellular Therapies, Inc.*	(19,630)	(673,505)
Intrexon Corp.*	(1,866)	(10,226)
Invitae Corp.*	(965)	(15,565)
Kura Oncology, Inc.*	(317)	(4,359)
Ligand Pharmaceuticals, Inc.*	(15,444)	(1,610,655)
Luminex Corp.	(44,190)	(1,023,440)
Myriad Genetics, Inc.*	(86,861)	(2,365,225)
NanoString Technologies, Inc.*	(27,592)	(767,609)
Nektar Therapeutics*	(56,487)	(1,219,272)
Pacific Biosciences of California, Inc.*	(220,702)	(1,134,408)
PerkinElmer, Inc.	(17,282)	(1,678,082)
Perrigo Co. PLC (Ireland)	(23,724)	(1,225,582)
Phibro Animal Health Corp., Class A	(4,904)	(121,766)
Prevail Therapeutics, Inc.*	(167)	(2,644)
Principia Biopharma, Inc.*	(3,784)	(207,288)
Regeneron Pharmaceuticals, Inc.*	(913)	(342,813)
REGENXBIO, Inc.*	(18,513)	(758,478)
Revance Therapeutics, Inc.*	(24,656)	(400,167)
Rhythm Pharmaceuticals, Inc.*	(346)	(7,944)
Rubius Therapeutics, Inc.*	(602)	(5,719)
Sage Therapeutics, Inc.*	(3,861)	(278,726)
Sangamo Therapeutics, Inc.*	(54,351)	(454,918)
Sarepta Therapeutics, Inc.*	(1,464)	(188,915)
Syneos Health, Inc.*	(2,355)	(140,064)
Theravance Biopharma, Inc. (Cayman Islands)*	(23,023)	(596,065)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Tricida, Inc.*	(3,664)	$(138,279)
Ultragenyx Pharmaceutical, Inc.*	(21,285)	(909,082)
Vertex Pharmaceuticals, Inc.*	(3,488)	(763,698)
Waters Corp.*	(506)	(118,227)
Xencor, Inc.*	(8,962)	(308,203)
Y-mAbs Therapeutics, Inc.*	(294)	(9,188)
ZIOPHARM Oncology, Inc.*	(52,014)	(245,506)

		(39,735,918)

Retailing — (3.3)%
1-800-Flowers.com, Inc., Class A*	(1,705)	(24,722)
Abercrombie & Fitch Co., Class A	(155,524)	(2,689,010)
Boot Barn Holdings, Inc.*	(33,810)	(1,505,559)
Carvana Co.*	(2,571)	(236,661)
Core-Mark Holding Co., Inc.	(9,234)	(251,072)
Dick’s Sporting Goods, Inc.	(59,610)	(2,950,099)
Dollar Tree, Inc.*	(8,498)	(799,237)
Etsy, Inc.*	(25,070)	(1,110,601)
Five Below, Inc.*	(10,412)	(1,331,278)
Funko, Inc., Class A*	(6,002)	(102,994)
Grubhub, Inc.*	(35,023)	(1,703,519)
Guess?, Inc.	(22,362)	(500,462)
Hudson Ltd., Class A (Bermuda)*	(81)	(1,243)
L Brands, Inc.	(70,279)	(1,273,455)
Lands’ End, Inc.*	(1,069)	(17,959)
Macy’s, Inc.	(82,571)	(1,403,707)
Monro, Inc.	(17,641)	(1,379,526)
Stitch Fix, Inc., Class A*	(707)	(18,142)
Tiffany & Co.	(14,452)	(1,931,510)
Ulta Beauty, Inc.*	(1,879)	(475,650)
Urban Outfitters, Inc.*	(74,907)	(2,080,167)
Wayfair, Inc., Class A*	(49,719)	(4,493,106)
Williams-Sonoma, Inc.	(9,963)	(731,683)

		(27,011,362)

Semiconductors & Semiconductor Equipment — (3.9)%
Advanced Energy Industries, Inc.*	(31,590)	(2,249,208)
Analog Devices, Inc.	(12,248)	(1,455,552)
Broadcom, Inc.	(7,720)	(2,439,674)
Cabot Microelectronics Corp.	(7,592)	(1,095,677)
CEVA, Inc.*	(7,220)	(194,651)
Cohu, Inc.	(11,269)	(257,497)
Cypress Semiconductor Corp.	(120,475)	(2,810,682)
Enphase Energy, Inc.*	(184,124)	(4,811,160)
Entegris, Inc.	(21,829)	(1,093,415)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
First Solar, Inc.*	(48,175)	$(2,695,873)
FormFactor, Inc.*	(32,387)	(841,090)
MACOM Technology Solutions Holdings, Inc.*	(8,718)	(231,899)
Marvell Technology Group Ltd. (Bermuda)	(146,260)	(3,884,666)
MaxLinear, Inc.*	(36,570)	(776,015)
Microchip Technology, Inc.	(13,031)	(1,364,606)
MKS Instruments, Inc.	(13,556)	(1,491,296)
Photronics, Inc.*	(21,872)	(344,703)
Power Integrations, Inc.	(2,790)	(275,959)
Rambus, Inc.*	(34,287)	(472,304)
Semtech Corp.*	(33,366)	(1,765,061)
Silicon Laboratories, Inc.*	(5,713)	(662,594)
Xilinx, Inc.	(7,770)	(759,673)

		(31,973,255)

Software & Services — (5.9)%
2U, Inc.*	(67,202)	(1,612,176)
8x8, Inc.*	(145,259)	(2,658,240)
Altair Engineering, Inc., Class A*	(27,802)	(998,370)
Appian Corp.*	(15,021)	(573,952)
Autodesk, Inc.*	(5,289)	(970,320)
Avaya Holdings Corp.*	(85,742)	(1,157,517)
Benefitfocus, Inc.*	(50,417)	(1,106,149)
BlackBerry Ltd. (Canada)*	(291,934)	(1,874,216)
CDK Global, Inc.	(8,529)	(466,366)
Conduent, Inc.*	(240,787)	(1,492,879)
CoreLogic, Inc.*	(6,977)	(304,965)
Domo, Inc., Class B*	(9,109)	(197,848)
Dropbox, Inc., Class A*	(140,038)	(2,508,081)
Elastic NV (Netherlands)*	(16,748)	(1,076,896)
Endurance International Group Holdings, Inc.*	(240)	(1,128)
Envestnet, Inc.*	(19,046)	(1,326,173)
FireEye, Inc.*	(61,440)	(1,015,603)
Fiserv, Inc.*	(39,141)	(4,525,874)
ForeScout Technologies, Inc.*	(13,694)	(449,163)
Guidewire Software, Inc.*	(16,470)	(1,807,912)
Instructure, Inc.*	(14,697)	(708,542)
LivePerson, Inc.*	(17,653)	(653,161)
LogMeIn, Inc.	(11,933)	(1,023,135)
MAXIMUS, Inc.	(13,608)	(1,012,299)
MicroStrategy, Inc., Class A*	(1,654)	(235,910)
New Relic, Inc.*	(16,150)	(1,061,216)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Palo Alto Networks, Inc.*	(18,803)	$(4,348,194)
Perficient, Inc.*	(1,323)	(60,951)
Pluralsight, Inc., Class A*	(51,911)	(893,388)
SailPoint Technologies Holding, Inc.*	(10,925)	(257,830)
salesforce.com, Inc.*	(28,452)	(4,627,433)
Smartsheet, Inc., Class A*	(12,370)	(555,660)
SVMK, Inc.*	(10,603)	(189,476)
Switch, Inc., Class A	(96,315)	(1,427,388)
Tenable Holdings, Inc.*	(20,846)	(499,470)
TiVo Corp.	(4,336)	(36,769)
Tucows, Inc., Class A*	(3,408)	(210,546)
Twilio, Inc., Class A*	(18,655)	(1,833,413)
Varonis Systems, Inc.*	(11,203)	(870,585)
Virtusa Corp.*	(4,466)	(202,444)
VMware, Inc., Class A*	(2,330)	(353,671)
Yext, Inc.*	(50,050)	(721,721)
Zscaler, Inc.*	(7,125)	(331,312)
Zuora, Inc., Class A*	(46,649)	(668,480)

		(48,906,822)

Technology Hardware & Equipment — (3.1)%
3D Systems Corp.*	(154,569)	(1,352,479)
AVX Corp.	(2,525)	(51,687)
Celestica, Inc. (Canada)*	(27,852)	(230,336)
Cognex Corp.	(193)	(10,816)
CommScope Holding Co., Inc.*	(112,776)	(1,600,291)
CTS Corp.	(231)	(6,932)
Fabrinet (Cayman Islands)*	(10,587)	(686,461)
Fitbit, Inc., Class A*	(78,804)	(517,742)
II-VI, Inc.*	(71,933)	(2,421,984)
Infinera Corp.*	(371,300)	(2,948,122)
Insight Enterprises, Inc.*	(16,417)	(1,153,951)
IPG Photonics Corp.*	(10,820)	(1,568,034)
Littelfuse, Inc.	(12,261)	(2,345,529)
MTS Systems Corp.	(47)	(2,257)
NETGEAR, Inc.*	(12,720)	(311,767)
NetScout Systems, Inc.*	(24,301)	(584,925)
nLight, Inc.*	(59,550)	(1,207,674)
Novanta, Inc. (Canada)*	(15,654)	(1,384,440)
Plexus Corp.*	(21,784)	(1,676,061)
Pure Storage, Inc., Class A*	(16,250)	(278,038)
ScanSource, Inc.*	(9,119)	(336,947)
Stratasys Ltd. (Israel)*	(41,954)	(848,520)
Western Digital Corp.	(68,945)	(4,375,939)

		(25,900,932)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — (0.5)%
ATN International, Inc.	(5,026)	$(278,390)
Bandwidth, Inc., Class A*	(12,195)	(781,090)
Boingo Wireless, Inc.*	(110,343)	(1,208,256)
Rogers Communications, Inc., Class B (Canada)	(14,305)	(710,529)
Shenandoah Telecommunications Co.	(1,190)	(49,516)
Sprint Corp.*	(36,673)	(191,066)
Vonage Holdings Corp.*	(83,305)	(617,290)

		(3,836,137)

Transportation — (1.9)%
Air Transport Services Group, Inc.*	(74,631)	(1,750,843)
Atlas Air Worldwide Holdings, Inc.*	(17,415)	(480,132)
FedEx Corp.	(28,356)	(4,287,711)
Hawaiian Holdings, Inc.	(31,096)	(910,802)
Heartland Express, Inc.	(9,733)	(204,880)
Matson, Inc.	(18,892)	(770,794)
Ryder System, Inc.	(53,426)	(2,901,566)
Saia, Inc.*	(16,187)	(1,507,333)
SkyWest, Inc.	(26,870)	(1,736,608)
Spirit Airlines, Inc.*	(19,723)	(795,034)

		(15,345,703)

Utilities — (2.9)%
ALLETE, Inc.	(4,537)	(368,268)
Ameren Corp.	(8,414)	(646,195)
Atmos Energy Corp.	(7,147)	(799,463)
Avangrid, Inc.	(11,569)	(591,870)
Avista Corp.	(3,993)	(192,023)
Black Hills Corp.	(26,144)	(2,053,350)
CenterPoint Energy, Inc.	(52,684)	(1,436,693)
Consolidated Edison, Inc.	(19,666)	(1,779,183)
Dominion Energy, Inc.	(2,093)	(173,342)
DTE Energy Co.	(29,713)	(3,858,827)
Edison International	(34,292)	(2,585,960)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
El Paso Electric Co.	(4,158)	$(282,287)
Eversource Energy	(9,271)	(788,684)
FirstEnergy Corp.	(17,912)	(870,523)
Fortis, Inc. (Canada)	(15,330)	(636,502)
MGE Energy, Inc.	(1,125)	(88,672)
Middlesex Water Co.	(966)	(61,409)
National Fuel Gas Co.	(19,637)	(913,906)
NorthWestern Corp.	(4,942)	(354,193)
Otter Tail Corp.	(1,761)	(90,322)
Pattern Energy Group, Inc., Class A	(16,476)	(440,815)
Pinnacle West Capital Corp.	(22,374)	(2,012,094)
PNM Resources, Inc.	(850)	(43,104)
Portland General Electric Co.	(14,274)	(796,346)
Southwest Gas Holdings, Inc.	(14,814)	(1,125,420)
Spire, Inc.	(14,111)	(1,175,587)
York Water Co. (The)	(108)	(4,980)

		(24,170,018)

TOTAL COMMON STOCK (Proceeds $497,368,586)		(501,615,244)

TOTAL SECURITIES SOLD SHORT - (60.6)%		(501,615,244)

(Proceeds $497,368,586)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		331,181,481

NET ASSETS - 100.0%		$828,437,130

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR	Contingent Value Rights
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a short common stock and a corporate debt security with an end of period value of $3,527 and $804, respectively, which are considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.